ACCOUNTS PAYABLE (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
ACCOUNTS PAYABLE
Payable to suppliers	$ 0	$ 4,430,519
Total	$ 0	$ 4,430,519